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POWER V
Variable
Universal Life

2001 Semi-Annual
Report

Includes semi-annual reports for:

Scudder Variable Series I
Scudder Variable Series II
American Skandia Trust
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
Fidelity Variable Insurance Products Fund III

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Securities offered through
WMA Securities, Inc.
Member NASD & SIPC
5555 Triangle Parkway
Norcross, GA 30092
770/453-9300

Power V is marketed exclusively by World Marketing Alliance, Inc.;
distributed by Investors Brokerage Services, Inc.; and
underwritten by Kemper Investors Life Insurance Company,
Schaumburg, IL 60196-6801

PWRV-SAN01 (08/01)

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[POSTAGE PAID MARK]
1600 McConnor Parkway
Schaumburg, IL 60196-6801